Note 6 - Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2017
Notes Tables
Schedule Vessels, Net [Table Text Block]
	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2017	$2,688,887	$(1,000,602)	$1,688,285
Depreciation	-	(42,215)	(42,215)
Vessel acquisitions and other vessels’ costs	54,523	-	54,523
Disposals, transfers and other movements	(96,889)	40,281	(56,608)
Balance, June 30, 2017	$2,646,521	$(1,002,536)	$1,643,985